Financial Risk Management Objectives and Policies (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Financial assets
Trade and other receivables		$ 4,670	$ 4,625		$ 4,502
Other financial assets		1,101	1,693
Cash and cash equivalents		2,604	7,312		11,926	$ 19,812
Marketable securities held in trust account		15,196
Financial assets, Total		23,571	13,630
Financial liabilities
Trade and other payables, excluding deferred government grants		19,579	11,292	[1]
Interest-bearing loans and borrowings		17,216	28,735		26,606
Loan from shareholders		15,188
Contingent settlement provision			307		$ 237
Advances from customers
Financial liabilities, Total		94,412	127,221	[1]
Net financial liabilities		(77,347)	(63,434)
Within one year [Member]
Financial assets
Trade and other receivables		4,670	4,625
Other financial assets		629	1,213
Cash and cash equivalents		2,604	7,312
Marketable securities held in trust account		15,196
Financial assets, Total		23,099	13,150
Financial liabilities
Trade and other payables, excluding deferred government grants		19,579	11,292	[1]
Interest-bearing loans and borrowings		43,595	31,430	[1]
Loan from shareholders		15,188
Contingent settlement provision	[1]
Financial liabilities, Total		78,362	42,722	[1]
Net financial liabilities		(55,263)	(29,572)
After one year but not more than five years [Member]
Financial assets
Trade and other receivables
Other financial assets		472	480
Cash and cash equivalents
Marketable securities held in trust account
Financial assets, Total		472	480
Financial liabilities
Trade and other payables, excluding deferred government grants		282	225	[1]
Interest-bearing loans and borrowings		7,377	18,055	[1]
Loan from shareholders
Contingent settlement provision	[1]		307
Financial liabilities, Total		7,659	18,587	[1]
Net financial liabilities		(7,187)	(18,107)
More than five years [Member]
Financial assets
Trade and other receivables
Other financial assets
Cash and cash equivalents
Marketable securities held in trust account
Financial assets, Total
Financial liabilities
Trade and other payables, excluding deferred government grants				[1]
Interest-bearing loans and borrowings		14,897	15,755	[1]
Loan from shareholders
Contingent settlement provision	[1]
Financial liabilities, Total		14,897	15,755	[1]
Net financial liabilities		$ (14,897)	$ (15,755)

[1]	Excludes convertible preference shares because redemption is unlikely, attributable to the expected business combination.